Investment Securities	12 Months Ended
Dec. 31, 2017
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Investment Securities
9.	Investment Securities

(1)	Details of short-term investment securities as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Beneficiary certificates(*)	￦	144,386	107,364

(*)	The income distributable in relation to beneficiary certificates as of December 31, 2017 were accounted for as accrued income.

(2) Details of long-term investment securities as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Equity securities:
Marketable equity securities(*1)	￦	589,202	526,363
Unlisted equity securities etc.(*2)		277,877	295,403

		867,079	821,766
Debt securities:
Investment bonds		19,928	6,755

	￦	887,007	828,521

(*1)	During the year ended December 31, 2016, the Group sold 3,793,756 shares of Loen Entertainment, Inc. to Kakao Corp. in exchange for 1,357,367 shares of Kakao Corp. and ￦218,037 million in cash. In connection with the sale of Loen Entertainment shares, the Group recognized gain on disposal of long-term investment securities amounting to ￦314,745 million.

The Group recognized gain on disposal amounting to ￦138,779 million as the Group disposed its entire marketable equity securities of POSCO Co., Ltd. for ￦305,110 million of cash during the year ended December 31, 2016.

In addition, the Group sold 1,357,367 shares of Kakao Corp. in exchange for ￦112,649 million in cash during the year ended December 31, 2017. In connection with the sale of Kakao Corp. shares, the Group recognized loss on disposal of long-term investment securities amounting to ￦35,468 million.

(*2)	Unlisted equity securities and equity investments whose fair value cannot be measured reliably are recorded at cost.